RELATED PARTIES - Founder Shares (Details)		1 Months Ended		5 Months Ended	9 Months Ended	12 Months Ended
	Jul. 27, 2020 USD ($) shares	Dec. 31, 2020 shares	Oct. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
RELATED PARTIES [Line Items]
Aggregate purchase price | $				$ 25,000		$ 25,000
Restrictions on transfer period of time after business combination completion					30 days
Founder Shares
RELATED PARTIES [Line Items]
Aggregate purchase price | $			$ 2,717
Number of shares issued			625,000
Share price | $ / shares			$ 0.004
Aggregate number of shares owned		6,900,000		6,900,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Founder Shares | Class B Common Stock
RELATED PARTIES [Line Items]
Stock split		1.2
Founder Shares | Sponsor
RELATED PARTIES [Line Items]
Shares subject to forfeiture			625,000
Aggregate number of shares owned		6,150,000		6,150,000
Restrictions on transfer period of time after business combination completion					1 year
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days
Founder Shares | Sponsor | Class A Common Stock
RELATED PARTIES [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.00
Founder Shares | Sponsor | Class B Common Stock
RELATED PARTIES [Line Items]
Aggregate purchase price | $	$ 25,000		$ 2,717
Number of shares issued	5,750,000
Shares subject to forfeiture			900,000
Share price | $ / shares			$ 0.004
Stock split		1.2
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Restrictions on transfer period of time after business combination completion						1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares						$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination						20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination						30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences						150 days
Founder Shares | Direct Anchor
RELATED PARTIES [Line Items]
Number of shares issued			625,000
Aggregate number of shares owned		750,000		750,000
Over-allotment option | Founder Shares
RELATED PARTIES [Line Items]
Shares subject to forfeiture					0	0
Over-allotment option | Founder Shares | Sponsor
RELATED PARTIES [Line Items]
Shares subject to forfeiture			900,000